Subsequent Events (Details Textual) - shares			1 Months Ended		2 Months Ended	3 Months Ended
	May 15, 2017	Mar. 17, 2016	Apr. 30, 2017	Mar. 31, 2017	Mar. 31, 2017	Mar. 30, 2017	Apr. 10, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Common Stock, Shares Authorized				2,000,000,000	2,000,000,000			500,000,000	500,000,000
Stock Issued During Period, Shares, New Issues		65,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services					4,000,000
Common Stock, Shares Authorized							2,000,000,000
Stock Issued During Period, Shares, New Issues	69,617,396		69,617,396
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			4,000,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services						9,661,095
Debt Conversion, Converted Instrument, Shares Issued				1,857,000
Rubin Schindermann And Sasha [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services			40,000,000